Other Financial Liabilities - Summary of Secured and Unsecured Bonds by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	$ 86,707,086	$ 55,256,390
Non-Current Bonds, Maturities	1,310,457,272	1,263,103,646
One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	14,161,554	12,473,017
Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	72,545,532	42,783,373
One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	84,268,507	78,718,927
Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	81,829,930	76,629,479
Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	79,391,353	74,540,030
Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	76,952,775	72,450,582
Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	$ 988,014,707	$ 960,764,628
Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Chile | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.90%	6.90%
Current Bonds, Maturities	$ 30,231,968	$ 26,791,914
Non-Current Bonds, Maturities	884,154,886	811,039,718
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	7,557,992	6,697,979
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	22,673,976	20,093,935
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	30,231,967	26,791,913
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	30,231,967	26,791,913
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	30,231,967	26,791,913
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	30,231,967	26,791,913
Chile | U.S. dollar | Undiscounted Cash Flow [Member] | Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	$ 763,227,018	$ 703,872,066
Chile | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current Bonds, Maturities	$ 56,475,118	$ 28,464,476
Non-Current Bonds, Maturities	426,302,386	452,063,928
Chile | Chilean UF | Undiscounted Cash Flow [Member] | One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	6,603,562	5,775,038
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current Bonds, Maturities	49,871,556	22,689,438
Chile | Chilean UF | Undiscounted Cash Flow [Member] | One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	54,036,540	51,927,014
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	51,597,963	49,837,566
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	49,159,386	47,748,117
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	46,720,808	45,658,669
Chile | Chilean UF | Undiscounted Cash Flow [Member] | Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-Current Bonds, Maturities	$ 224,787,689	$ 256,892,562